Fees Summary	Oct. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 721,000
Previously Paid Amount	0.00
Total Fee Amount	110.39
Total Offset Amount	0.00
Net Fee	110.39
Narrative - Max Aggregate Offering Price	$ 721,000
Final Prospectus	true